Summary of Significant Accounting Policies (Additional Disclosures) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Apr. 29, 2011	Jan. 28, 2011	Oct. 29, 2010	Jul. 30, 2010	Apr. 30, 2010	Jan. 29, 2010	Oct. 30, 2009	Jul. 31, 2009	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of period				$ 45				$ 35	$ 45	$ 35
Warranty claims provision									28	50
Settlements made									(29)	(40)
Balance at end of the period	44				45				44	45	35
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance				(307)				(202)	(307)	(202)	(286)
Other Comprehensive Income Total Period Change									83	(102)	83
Adjustment for change in plan measurement date pursuant to the new authoritative guidance for accounting for defined benefit pension and other post-retirement plans											1
Reclassification of other-than-temporary losses on marketable securities included in net income											(3)
AOCI, Ending Balance	(224)				(307)				(224)	(307)	(202)
Numerator
Net Earnings	776	924	566	830	954	831	868	445	3,096	3,099	2,070
Denominator
Basic weighted average shares outstanding									1,077.4	1,106.3	1,121.9
Effect of dilutive securities:
Employee stock options									0.6	0.9	2.4
Employee restricted stock and restricted stock units									3.4	1.9	1.2
Other									0.3	0.3	0.8
Diluted - weighted average shares outstanding									1,081.7	1,109.4	1,126.3
Basic earnings per share	$ 0.73	$ 0.86	$ 0.52	$ 0.76	$ 0.87	$ 0.75	$ 0.78	$ 0.40	$ 2.87	$ 2.80	$ 1.85
Diluted earnings per share	$ 0.72	$ 0.86	$ 0.52	$ 0.76	$ 0.86	$ 0.75	$ 0.78	$ 0.40	$ 2.86	$ 2.79	$ 1.84
Land And Land Improvements [Member]
Property Plant And Equipment [Line Items]
Lives in Years									Up to 20 years
Buildings And Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Lives in Years									Up to 40 years
Equipment [Member]
Property Plant And Equipment [Line Items]
Lives in Years									From 3 to 7 years
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance				(30)				(95)	(30)	(95)	(41)
Other Comprehensive Income Total Period Change									226	68	(54)
Reclassification of other-than-temporary losses on marketable securities included in net income											(3)
AOCI, Ending Balance	196				(30)				196	(30)	(95)
Accumulated Translation Adjustment [Member]
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance				243				62	243	62	209
Other Comprehensive Income Total Period Change									200	181	(147)
AOCI, Ending Balance	443				243				443	243	62
Accumulated Defined Benefit Plans Adjustment [Member]
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance				(612)				(398)	(612)	(398)	(189)
Other Comprehensive Income Total Period Change									5	(214)	(210)
Adjustment for change in plan measurement date pursuant to the new authoritative guidance for accounting for defined benefit pension and other post-retirement plans											1
AOCI, Ending Balance	(607)				(612)				(607)	(612)	(398)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, Beginning Balance				91				228	91	228	(266)
Other Comprehensive Income Total Period Change									(348)	(137)	494
AOCI, Ending Balance	$ (257)				$ 91				$ (257)	$ 91	$ 228